Provision for legal claims (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Risk of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 17,625	R$ 14,356
Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,706	1,667
Civil [Member] | Risk of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	9,532	9,190
Civil [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	150	135
Tax [Member] | Risk of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	4,511	4,062
Tax [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,178	1,143
Labor [Member] | Risk of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	3,389	825
Labor [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	378	389
Environmental [Member] | Risk of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 193	R$ 279